Lease Liabilities - Lease Liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Lease Liability [Roll Forward]
Beginning balance	$ 42,987	$ 71,619
Lease additions	555	1,736
Disposal of leases	(272)	(6,139)
Lease payments	(6,709)	(10,025)
Lease term reductions and other items	10,166	(17,534)
Changes due to foreign exchange rates	244	(103)
Interest expense on lease liabilities	2,246	3,433
Ending balance	49,217	42,987
Current portion	(5,413)	(6,150)
Long-term portion	$ 43,804	$ 36,837